Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Currency Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	7.2672	7.2513
Items in the consolidated statements of operations and comprehensive income/(loss), and statements of cash flows	7.2248	6.9536	6.4554